REAL ESTATE PROPERTIES (Details 1) $ in Thousands	12 Months Ended
Sep. 30, 2016 USD ($)
Activity in real estate properties
Balance at the beginning of the period	$ 615,586
Additions	318,680
Capitalized Costs and Improvements	39,660
Sales	(157,174)
Depreciation, Amortization and other Reductions	(23,180)
Balance at the end of the period	793,572
Multi-family residential
Activity in real estate properties
Balance at the beginning of the period	605,040
Additions	318,680
Capitalized Costs and Improvements	39,611
Sales	(157,174)
Depreciation, Amortization and other Reductions	(23,072)
Balance at the end of the period	783,085
Land
Activity in real estate properties
Balance at the beginning of the period	7,972
Additions	0
Capitalized Costs and Improvements	49
Sales	0
Depreciation, Amortization and other Reductions	0
Balance at the end of the period	8,021
Shopping centers/retail | Primary Beneficiary | Newark Joint Venture
Activity in real estate properties
Balance at the beginning of the period	2,574
Additions	0
Capitalized Costs and Improvements	0
Sales	0
Depreciation, Amortization and other Reductions	(108)
Balance at the end of the period	$ 2,466